Average Annual Total Returns{- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-13 - Fidelity Advisor Mortgage Securities Fund	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Mortgage Securities Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Mortgage Securities Fund: Class Z Return Before Taxes Inception Date	LB006 Past 1 year	LB006 Past 5 years	LB006 Past 10 years
Total	(0.10%)	1.95%	2.44%	(0.92%)	1.04%	1.55%	(0.05%)	1.08%	1.49%	(0.11%)	1.93%	2.44%	2.27%	2.00%	2.10%	4.36%	3.10%	3.17%	4.60%		5.80%	[1]	Oct. 02, 2018	3.87%	3.05%	3.01%

[1]	(a)Since inception October 2, 2018.